Label	Element	Value
Key management personnel of entity or parent [member]
Key Management Personnel Compensation, Ordinary Shares and Warrants Issued, Shares	vste_KeyManagementPersonnelCompensationOrdinarySharesAndWarrantsIssuedShares	3,616,000